Intangible Assets and Goodwill (Narratives) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012 year	Mar. 31, 2011	Dec. 31, 2011 quantity	Dec. 31, 2010	Dec. 31, 2009
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired Finite Lived Intangible Asset Amount	$ 71,700,000		$ 76,600,000
Finite-Lived Intangible Assets, Useful Life, Minimum	1		1
Finite-Lived Intangible Assets, Useful Life, Maximum	40		40
Amortization Of Intangible Assets	1,300,000	500,000	6,000,000	5,600,000	6,600,000
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Future Amortization Expense, Year One			6,236,000
Future Amortization Expense, Year Two			5,231,000
Future Amortization Expense, Year Three			4,861,000
Future Amortization Expense, Year Four			4,706,000
Future Amortization Expense, Year Five			4,621,000
Future Amortization Expense, after Year Five			27,747,000
Total			$ 53,402,000